Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000227563 | 942622200Watsco, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000227563 | 29362U104Entegris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000227563 | 040413205Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227563 | 49338L103Keysight Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000227563 | 237266101Darling Ingredients, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227563 | 36262G101GXO Logistics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000227563 | 12504L109CBRE Group, Inc. (Class A)
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000227563 | 98311A105Wyndham Hotels & Resorts, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227563 | 36168Q104GFL Environmental, Inc. (Canada)
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227563 | 45073V108ITT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000227563 | Common Stock Communication Services874054109
Holdings [Line Items]
Percent of Total Investments	3.30%
C000227563 | Common Stock Consumer Discretionary98311A105
Holdings [Line Items]
Percent of Total Investments	4.40%
C000227563 | Common Stock Consumer Staples05550J101
Holdings [Line Items]
Percent of Total Investments	7.80%
C000227563 | Common Stock Financials115236101
Holdings [Line Items]
Percent of Total Investments	10.60%
C000227563 | Common Stock Health Care955306105
Holdings [Line Items]
Percent of Total Investments	4.20%
C000227563 | Common Stock Industrials00790R104
Holdings [Line Items]
Percent of Total Investments	36.60%
C000227563 | Common Stock Information Technology040413205
Holdings [Line Items]
Percent of Total Investments	21.40%
C000227563 | Common Stock Materials038336103
Holdings [Line Items]
Percent of Total Investments	7.10%
C000227563 | Common Stock Real Estate12504L109
Holdings [Line Items]
Percent of Total Investments	4.60%
C000041206 | 874039100Taiwan Semiconductor Manufacturing Co., Ltd. ADR
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000041206 | J32491102Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000041206 | N07059202ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000041206 | J86957115Tokyo Electron, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000041206 | N83574108STMicroelectronics NV
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000041206 | 351858105Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000041206 | G06940103BAE Systems, Plc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000041206 | F86921107Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000041206 | J22848105Hoya Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000041206 | G25508105CRH, Plc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000041206 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Total Investments	17.90%
C000041206 | Common Stock Communication Services6639550
Holdings [Line Items]
Percent of Total Investments	4.90%
C000041206 | Common Stock Consumer Discretionary4061412
Holdings [Line Items]
Percent of Total Investments	4.40%
C000041206 | Common Stock EnergyBP6MXD8
Holdings [Line Items]
Percent of Total Investments	1.90%
C000041206 | Common Stock Financials11271J107
Holdings [Line Items]
Percent of Total Investments	12.50%
C000041206 | Common Stock Health Care4352097
Holdings [Line Items]
Percent of Total Investments	8.90%
C000041206 | Common Stock Industrials0263494
Holdings [Line Items]
Percent of Total Investments	27.50%
C000041206 | Common Stock Information Technology21037X100
Holdings [Line Items]
Percent of Total Investments	31.60%
C000041206 | Common Stock Materials7110753
Holdings [Line Items]
Percent of Total Investments	6.90%
C000041206 | Preferred Stocks Consumer DiscretionaryBJN59B8
Holdings [Line Items]
Percent of Total Investments	1.40%
C000041206 | Warrants Information TechnologyBR52TP7
Holdings [Line Items]
Percent of Total Investments	0.00%
C000041206 | Japan
Holdings [Line Items]
Percent of Total Investments	15.80%
C000041206 | Netherlands
Holdings [Line Items]
Percent of Total Investments	10.90%
C000041206 | France
Holdings [Line Items]
Percent of Total Investments	10.70%
C000041206 | Germany
Holdings [Line Items]
Percent of Total Investments	9.50%
C000041206 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	9.10%
C000041206 | Taiwan
Holdings [Line Items]
Percent of Total Investments	6.40%
C000041206 | Ireland
Holdings [Line Items]
Percent of Total Investments	6.10%
C000041206 | Canada
Holdings [Line Items]
Percent of Total Investments	5.60%
C000041206 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.00%
C000041206 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.00%
C000041214 | 13607LWT6Canadian Imperial Bank of Commerce
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000041214 | 571676AW5Mars, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000041214 | 79466LAR5Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000041214 | 345397F81Ford Motor Credit Co. LLC
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041214 | 56035LAE4Main Street Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041214 | 89788JAE9Truist Bank
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041214 | 62482BAA0Medline Borrower LP
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041214 | 03027XAK6American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041214 | 43852TCF0Honeywell International, Inc. Term A1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041214 | 023135DC7Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000041214 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.40%
C000041214 | Commercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000041214 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	55.30%
C000041214 | Loan Participations and Assignments
Holdings [Line Items]
Percent of Total Investments	6.40%
C000041214 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000041214 | Residential Mortgage Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.00%
C000041214 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	1.50%
C000041214 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	10.20%
C000041214 | U.S. Treasury Bonds and Notes
Holdings [Line Items]
Percent of Total Investments	0.20%
C000041213 | 13607LWT6Canadian Imperial Bank of Commerce
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000041213 | 571676AW5Mars, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000041213 | 79466LAR5Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000041213 | 345397F81Ford Motor Credit Co. LLC
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041213 | 56035LAE4Main Street Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041213 | 89788JAE9Truist Bank
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041213 | 62482BAA0Medline Borrower LP
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041213 | 03027XAK6American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041213 | 43852TCF0Honeywell International, Inc. Term A1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041213 | 023135DC7Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000041213 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	22.40%
C000041213 | Commercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000041213 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	55.30%
C000041213 | Loan Participations and Assignments
Holdings [Line Items]
Percent of Total Investments	6.40%
C000041213 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000041213 | Residential Mortgage Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.00%
C000041213 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	1.50%
C000041213 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	10.20%
C000041213 | U.S. Treasury Bonds and Notes
Holdings [Line Items]
Percent of Total Investments	0.20%
C000201413 | 68401BAS6Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000201413 | 52603KAA5Lendmark Funding Trust 2026-1A
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000201413 | 79466LAU8Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000201413 | 69704KAA7Palmer Square Loan Funding, Ltd. 2026-1A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201413 | 43644ABK4Hologic, Inc. Term A
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201413 | 41068XAF7HA Sustainable Infrastructure Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201413 | 04010LBA0Ares Capital Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201413 | 67108SAH1OnDeck Asset Securitization IV LLC 2025-2A
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201413 | L2000DAH7Connect Finco S.a.r.l.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201413 | 85236KAR3Stack Infrastructure Issuer LLC 2026-1A
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201413 | Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	15.90%
C000201413 | Commercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.00%
C000201413 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	38.00%
C000201413 | Loan Participations and Assignments
Holdings [Line Items]
Percent of Total Investments	11.40%
C000201413 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000201413 | Residential Mortgage Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.00%
C000201413 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.80%
C000201413 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	1.80%
C000201413 | U.S. Treasury Bonds and Notes
Holdings [Line Items]
Percent of Total Investments	23.50%
C000201413 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	1.60%
C000214426 | 02079K107Alphabet, Inc. (Class C)
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000214426 | 594918104Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000214426 | 482480100KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000214426 | 023135106Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000214426 | 037833100Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000214426 | 94106L109Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000214426 | 57636Q104Mastercard, Inc. (Class A)
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000214426 | G54950103Linde, Plc. (Ireland)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000214426 | 038222105Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000214426 | 084670702Berkshire Hathaway, Inc. (Class B)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000214426 | Common Stock Communication Services02079K107
Holdings [Line Items]
Percent of Total Investments	9.30%
C000214426 | Common Stock Consumer Discretionary023135106
Holdings [Line Items]
Percent of Total Investments	9.90%
C000214426 | Common Stock Consumer Staples191216100
Holdings [Line Items]
Percent of Total Investments	7.20%
C000214426 | Common Stock Financials084670702
Holdings [Line Items]
Percent of Total Investments	15.50%
C000214426 | Common Stock Health Care002824100
Holdings [Line Items]
Percent of Total Investments	8.80%
C000214426 | Common Stock Industrials384109104
Holdings [Line Items]
Percent of Total Investments	9.20%
C000214426 | Common Stock Information Technology032654105
Holdings [Line Items]
Percent of Total Investments	35.90%
C000214426 | Common Stock Materials278865100
Holdings [Line Items]
Percent of Total Investments	4.20%
C000105435 | 84136HCT8Southeast Energy Authority A Cooperative District, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105435 | 914713U75University of North Carolina at Chapel Hill, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105435 | 31350AEC8FHLMC Multifamily VRD Certificates, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105435 | 13013JAR7California Community Choice Financing Authority, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105435 | 838810ED7City of South Miami Health Facilities Authority, Inc., Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105435 | 64972GYZ1New York City Municipal Water Finance Authority, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105435 | 59261AG35Metropolitan Transportation Authority, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105435 | 154871CU9Central Plains Energy Project, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105435 | 79575EAS7Salt Verde Financial Corp., Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105435 | 882725EF7State of Texas, General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000105435 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000105434 | 84136HCT8Southeast Energy Authority A Cooperative District, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105434 | 914713U75University of North Carolina at Chapel Hill, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105434 | 31350AEC8FHLMC Multifamily VRD Certificates, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105434 | 13013JAR7California Community Choice Financing Authority, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000105434 | 838810ED7City of South Miami Health Facilities Authority, Inc., Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105434 | 64972GYZ1New York City Municipal Water Finance Authority, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105434 | 59261AG35Metropolitan Transportation Authority, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105434 | 154871CU9Central Plains Energy Project, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105434 | 79575EAS7Salt Verde Financial Corp., Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000105434 | 882725EF7State of Texas, General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000105434 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000041211 | 912797QX8U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000041211 | 912797SX6U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000041211 | 912797TT4U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000041211 | 912797TS6U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000041211 | 912797TZ0U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000041211 | 912797TF4U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000041211 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000041211 | National Australia Bank, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000041211 | BNP Paribas
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000041211 | Societe Generale
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000041211 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Total Investments	81.70%
C000041211 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	18.30%